Share capital (Tables)	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of Share Capital

	BHP Group Limited			BHP Group Plc
	2022 shares	2021 shares	2020 shares	2022 shares	2021 shares	2020 shares
Share capital issued
Opening number of shares	2,945,851,394	2,945,851,394	2,945,851,394	2,112,071,796	2,112,071,796	2,112,071,796
Issue of shares	4,400,000	–	–	–	–	–
Corporate structure unification	2,112,071,796	–	–	(2,112,071,796)	–	–
Purchase of shares by ESOP Trusts	(8,704,669)	(7,587,353)	(5,975,189)	(63,567)	(185,054)	(185,297)
Employee share awards exercised following vesting	8,522,684	6,948,683	6,893,113	77,748	173,644	222,245
Movement in treasury shares under Employee Share Plans	181,985	638,670	(917,924)	(14,181)	11,410	(36,948)

Closing number of shares	5,062,323,190	2,945,851,394	2,945,851,394	–	2,112,071,796	2,112,071,796

Comprising:
Shares held by the public	5,061,272,144	2,944,982,333	2,945,621,003	–	2,112,057,615	2,112,069,025
Treasury shares	1,051,046	869,061	230,391	–	14,181	2,771
Other share classes
5.5% Preference shares of £1 each	–	–	–	–	50,000	50,000
Special Voting share of no par value	–	1	1	–	–	–
Special Voting share of US$0.50 par value	–	–	–	–	1	1
DLC Dividend share	–	1	1	–	–	–